--------------------------------------------------------------------------------

Alliance
Municipal
Trust

-Connecticut Portfolio

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                            Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                            Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-94.9%
            ALABAMA-2.8%
            Birmingham Medical Board
            (University of Alabama)
            Series 91
$    4,600  12/01/26 (b)................  4.80%                     $  4,600,000
            Decatur IDA
            (Amoco Chemical Co.
            Project)
            Series 95 AMT
     1,800  5/01/25 (b).................  5.10                         1,800,000
                                                                    ------------
                                                                       6,400,000
                                                                    ------------
            ARKANSAS-1.1%
            Blytheville IDA
            (Nucor Corp. Project)
            Series 98 AMT
     2,500  6/01/28 (b).................  5.00                         2,500,000
                                                                    ------------
            CONNECTICUT-58.6%
            Connecticut Development
            Authority
            (Central Vermont Public
            Service)
            Series 85
     1,000  12/01/15 (b)................  4.65                         1,000,000
            Connecticut Development
            Authority
            (Independent Living)
            Series 90
     8,540  7/01/15 (b).................  4.75                         8,540,000
            Connecticut Development
            Authority
            (Northeast Foods, Inc.)
            Series 98 AMT
     4,900  6/01/13 (b).................  5.20                         4,900,000
            Connecticut Development
            Authority
            (Pierce Memorial Baptist
            Home)
            Series 99
       975  10/01/28 (b)................  4.60                           975,000
            Connecticut Development
            Authority
            (Rand Whitney Project)
            Series 93 AMT
     9,500  8/01/23 (b).................  4.30                         9,500,000
            Connecticut Development
            Authority
            (Regional YMCA Western
            Connecticut)
            Series 88
       749  6/01/08 (b).................  4.40                           749,000
            Connecticut GO
            Series 95A
     2,000  3/15/01.....................  4.10                         2,003,492
            Connecticut GO
            Series 97B
    10,500  5/15/14 (b).................  4.60                        10,500,000
            Connecticut HEFA
            (Ascension Health Credit
            Group)
            Series 99B
    10,230  11/15/29 (b)................  5.00                        10,230,000
            Connecticut HEFA
            (Bradley Health Care)
            Series 97B
     9,100  7/01/29 (b).................  4.20                         9,100,000
            Connecticut HEFA
            (Charlotte Hungerford
            Hospital)
            Series 98C
     2,080  7/01/13 (b).................  4.65                         2,080,000
            Connecticut HEFA
            (Community Renewal
            Team)
            Series A
     2,085  7/01/19 (b).................  4.65                         2,085,000
            Connecticut HEFA
            (Edgehill Issue)
            Series 00C
     4,000  7/01/27 (b).................  4.30                         4,000,000
            Connecticut HEFA
            (Ethel Walker School)
            Series 00A
     4,250  7/01/29 (b).................  4.65                         4,250,000
            Connecticut HEFA
            (Hartford Hospital)
            Series 00B
     1,500  7/01/30 (b).................  4.65                         1,500,000
            Connecticut HEFA
            (Jerome Home Project)
            Series 97C
     3,525  7/01/29 (b).................  4.20                         3,525,000


                                                                             |1|

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                       Yield                        Value
--------------------------------------------------------------------------------
            Connecticut HEFA
            (Kingswood-Oxford
            School Inc.)
            Series 89
$      910  2/01/09 (b).................      4.40%                 $    910,000
            Connecticut HEFA
            (Marvelwood School)
            Series 00A
     1,100  7/01/30 (b).................      4.55                     1,100,000
            Connecticut HEFA
            (Pomfret School Issue)
            Series 95A
     1,000  7/01/24 (b).................      4.80                     1,000,000
            Connecticut HEFA
            (St. Raphel Hospital)
            Series 98J
     5,000  7/01/22 (b).................      4.20                     5,000,000
            Connecticut HEFA
            (St. Raphel Hospital)
            Series 98K
     2,100  7/01/22 (b).................      4.20                     2,100,000
            Connecticut HEFA
            (Summerwood at
            University Park)
            Series 00A
     1,900  7/01/30 (b).................      4.20                     1,900,000
            Connecticut HEFA
            (Yale University)
            Series 97T-2
     4,755  7/01/29 (b).................      4.50                     4,755,000
            Connecticut HEFA
            (Yale University)
            Series 99U
     2,000  7/01/33 (b).................      4.65                     2,000,000
            Connecticut HFA
            (Housing Mortgage
            Finance Program)
            Series 93F-1
     5,000  5/15/01.....................      4.21                     5,007,485
            Connecticut IDA
            (Lapham-Hickey Steel
            Corp.)
            Series 00
     1,700  9/01/25 (b).................      4.85                     1,700,000
            Connecticut IDA
            (Life Care Fac-Seabury
            Pre-refunded Project)
            Series 91
     1,475  9/01/01.....................      4.30                     1,557,849
            Connecticut Special
            Assessment
            (Unemployment Revenue)
            Series 93C FGIC (PPB)
     4,500  7/01/01 (b).................      4.35                     4,500,000
            Connecticut Special Tax
            Obligation
            (2nd Lien Transportation
            Infrastructure)
            Series 90-1
    16,300  12/01/10 (b)................      4.75                    16,300,000
            Danbury GO
            Series 94
     1,375  2/01/01.....................      4.10                     1,376,010
            Glastonbury GO BAN
     1,140  3/15/01.....................      4.16                     1,140,560
            Hartford GO
            FGIC Series 00
     1,000  6/15/01.....................      4.38                     1,015,828
            Orange GO BAN
            Series 00
     5,200  8/15/01.....................      4.21                     5,207,716
                                                                    ------------
            Wilton GO BAN
            Series 00
     3,130  7/18/01.....................      4.24                     3,138,402
                                                                    ------------
                                                                     134,646,342
                                                                    ------------
            DISTRICT OF COLUMBIA-2.1%
            District of Columbia GO
            FSA Series 00A
     4,865  6/01/30 (b).................      5.20                     4,865,000
                                                                    ------------
            ILLINOIS-4.1%
            Madison County IDA
            (Shell Oil/Wood River
            Project)
            Series 97 AMT
       200  4/01/32 (b).................      5.10                       200,000
            Madison County IDA
            (Shell Oil/Wood River
            Project)
            Series 97A AMT
     1,300  3/01/33 (b).................      5.10                     1,300,000


|2|

STATEMENT OF NET ASSETS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                         Yield                      Value
--------------------------------------------------------------------------------
            Rock Island County
            Metropolitan Airport
            Facility
            (Elliott Aviation Project)
            Series 98 AMT
$    2,200  12/01/18 (b).................       5.10%                $ 2,200,000
            Southwestern IDA
            (Shell Oil/Wood River
            Project)
            Series 92 AMT
     3,200  4/01/22 (b)..................       5.10                   3,200,000
            Southwestern PCR
            (Shell Wood River)
            Series 95 AMT
     1,000  11/01/25 (b).................       5.10                   1,000,000
            St. Charles IDA
            (Pier 1 Imports-Midwest
            Project)
            AMT
     1,000  12/15/26 (b).................       5.20                   1,000,000
            Will County PCR
            (Amoco Chemical Co.)
            Series 98 AMT
       600  3/01/28 (b)..................       5.10                     600,000
                                                                     -----------
                                                                       9,500,000
                                                                     -----------
            INDIANA-4.0%
            Gibson County IDA
            (Toyota Motor Manufacturing
            Project)
            Series 97 AMT
     2,500  10/01/27 (b).................       4.95                   2,500,000
            Indianapolis Resource
            Recovery
            (Ogden Martin Systems)
            Series 87 AMT
     4,000  12/01/16 (b).................       5.05                   4,000,000
            Whiting IDA
            (Amoco Oil Co. Project)
            Series 96 AMT
     2,600  1/01/26 (b)..................       5.10                   2,600,000
                                                                    ------------
                                                                       9,100,000
                                                                    ------------
            LOUISIANA-2.4%
            Ascension Parish
            (Shell Chemical Project)
            Series 00 AMT
     4,000  12/27/35 (b).................       5.00                   4,000,000
            Lincoln Parish SWR
            (Willamette Industry
            Project)
            Series 96 AMT
     1,600  4/01/26 (b)..................       4.95                   1,600,000
                                                                     -----------
                                                                       5,600,000
                                                                     -----------
            NEBRASKA-1.8%
            Lancaster Hospital Authority
            (Immanuel Health System
            Williamsburg)
            Series 00A
     4,100  7/01/30 (b)..................       5.05                   4,100,000
                                                                     -----------
            NEW YORK-2.6%
            New York City IDA
            (Korean Air Lines Co.
            Project)
            Series 97C AMT
     5,900  11/01/24 (b).................       4.75                   5,900,000
                                                                     -----------
            OHIO-2.2%
            Franklin County
            (Trinity Health Credit
            Group)
            Series 00F
     5,000  12/01/30 (b).................       5.00                   5,000,000
                                                                     -----------
            SOUTH CAROLINA-2.4%
            Berkeley County IDA
            (Nucor Corp. Project)
            Series 98 AMT
     5,500  4/01/31 (b)..................       5.00                   5,500,000
                                                                     -----------
            TENNESSEE-0.7%
            Rutherford County IDA
            (Tennessee Farmers Coop.
            Project)
            Series 99C AMT
     1,600  11/01/14 (b).................       5.15                   1,600,000
                                                                     -----------
            TEXAS-7.7%
            Brazos River PCR
            (Texas Utilities Electric
            Co.)
            Series 95A AMT
     1,000  4/01/30 (b)..................       5.10                   1,000,000
            Brazos River Port Facility
            (Harbor Navigation District)
            Series 98 AMT
     1,800  9/01/18 (b)..................       5.15                   1,800,000


                                                                             |3|

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                      Yield                         Value
--------------------------------------------------------------------------------
            Gulf Coast IDA
            (Citgo Petroleum Corp.)
            Series 95 AMT
$    5,150  5/01/25 (b)..................    5.15%                 $  5,150,000
            Gulf Coast IDA
            (Citgo Petroleum Corp.)
            Series 99 AMT
     1,000  4/01/29 (b)..................    5.15                     1,000,000
            Gulf Coast Waste IDA
            (Amoco Oil Co.)
            Series 97 AMT
     1,000  1/01/26 (b)..................    5.10                     1,000,000
            Panhandle Plains
            (Student Loan Revenue)
            Series 92B AMT
     1,500  6/01/21 (b)..................    4.80                     1,500,000
            Panhandle Plains
            (Student Loan Revenue)
            Series 98A AMT
     3,200  10/01/02 (b).................    4.80                     3,200,000
            Port Corpus Christi IDA
            (Citgo Petroleum Corp.)
            Series 98-2 AMT
     3,000  8/01/28 (b)..................    5.15                     3,000,000
                                                                  -------------
                                                                     17,650,000
                                                                  -------------
            VIRGINIA-0.7%
            King George IDA
            (Birchwood Power Project)
            Series 95 AMT
     1,700  11/01/25 (b).................    5.10                     1,700,000
                                                                  -------------
            WASHINGTON-0.4%
            Port of Port Angeles IDA
            (Daishowa America Project)
            Series 92B AMT
     1,000  8/01/07 (b)..................    5.15                     1,000,000
                                                                  -------------
            WYOMING-1.3%
            Lincoln County IDA
            (Exxon Project)
            Series 87C AMT
     3,100  7/01/17 (b)..................    5.05                     3,100,000
                                                                  -------------
            Total Municipal Bonds
            (amortized cost
            $218,161,342)................                           218,161,342
                                                                  -------------
            COMMERCIAL PAPER-8.1%
            CONNECTICUT-8.1%
            Connecticut Development
            Authority
            (New England Power Co.
            Project)
            Series 99
     6,500  2/08/01......................    4.10                     6,500,000
            Connecticut HEFA
            (Yale University)
            Series S-2
     5,000  3/08/01......................    4.21                     5,000,000
            Connecticut HEFA
            (Yale University)
            Series S-2
     3,000  3/08/01......................    4.25                     3,000,000
            Connecticut Special
            Assessment
            (Injury Fund Notes)
            Series 97
     4,000  1/17/01......................    4.10                     4,000,000
                                                                  -------------
            Total Commercial Paper
            (amortized cost
            $18,500,000).................                            18,500,000
                                                                  -------------
            TOTAL INVESTMENTS-103.0%
            (amortized cost
            $236,661,342)................                           236,661,342
            Other assets less
            liabilities-(3.0%)...........                            (6,808,555)
                                                                  -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            229,882,379 shares
            outstanding).................                         $ 229,852,787
                                                                  =============

--------------------------------------------------------------------------------

See footnote summary on page 5.


|4|

STATEMENT OF NET ASSETS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      FGIC - Financial Guaranty Insurance Company
      FSA  - Financial Security Assurance, Inc.
      GO   - General Obligation
      HEFA - Health & Educational Facility Authority
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      PCR  - Pollution Control Revenue
      SWR  - Solid Waste Revenue

      See notes to financial statements.


                                                                             |5|

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000
(unaudited)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                       $3,851,972
EXPENSES
   Advisory fee (Note B) .....................................      $  468,557
   Distribution assistance and administrative service (Note C)         397,936
   Custodian fees ............................................          38,207
   Transfer agency (Note B) ..................................          35,911
   Registration fees .........................................          11,229
   Printing ..................................................          10,791
   Audit and legal fees ......................................          10,578
   Trustees' fees ............................................             951
   Miscellaneous .............................................           1,771
                                                                    ----------
   Total expenses ............................................         975,931
   Less: expense reimbursement ...............................         (38,816)
                                                                    ----------
   Net expenses ..............................................                          937,115
                                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                       $2,914,857
                                                                                     ==========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                  Six Months Ended       Year Ended
                                                 December 31, 2000        June 30,
                                                    (unaudited)             2000
                                                 =================     =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................      $   2,914,857       $   4,357,503
                                                   -------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................         (2,914,857)         (4,357,503)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................         68,852,954          17,598,560
                                                   -------------       -------------
   Total increase ...........................         68,852,954          17,598,560
NET ASSETS
   Beginning of period ......................        160,999,833         143,401,273
                                                   -------------       -------------
   End of period ............................      $ 229,852,787       $ 160,999,833
                                                   =============       =============

--------------------------------------------------------------------------------

See notes to financial statements.


|6|

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $38,816.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $15,601 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $713 under an expense offset arrangement with Alliance Fund Services, Inc.


                                                                             |7|

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $234,279. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $163,657, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $18,875, of which, $16,849 expires in 2002 and $2,026 expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2000, capital paid-in aggregated $229,882,379. Transactions, all at $1.00 per share, were as follows:

                                             Six Months Ended       Year Ended
                                             December 31, 2000       June 30,
                                                (unaudited)            2000
                                             ==================    ============

Shares sold ...............................      306,381,985        521,258,914
Shares issued on reinvestments of dividends        2,914,857          4,357,503
Shares redeemed ...........................     (240,443,888)      (508,017,857)
                                                ------------       ------------
Net increase ..............................       68,852,954         17,598,560
                                                ============       ============


|8|

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                          Six Months
                                            Ended
                                         December 31,                             Year Ended June 30,
                                             2000            ================================================================
                                         (unaudited)           2000          1999          1998           1997          1996
                                         ============        ========      ========      ========       ========      =======
Net asset value, beginning of period      $   1.00           $   1.00      $   1.00      $   1.00       $   1.00      $  1.00
                                          --------           --------      --------      --------       --------      -------
Income From Investment Operations
Net investment income (a) ..........          .016               .026          .022          .027           .027         .028
                                          --------           --------      --------      --------       --------      -------
Less: Dividends
Dividends from net investment income         (.016)             (.026)        (.022)        (.027)         (.027)       (.028)
                                          --------           --------      --------      --------       --------      -------
Net asset value, end of period .....      $   1.00           $   1.00      $   1.00      $   1.00       $   1.00      $  1.00
                                          ========           ========      ========      ========       ========      =======
Total Return
Total investment return based on net
   asset value (b) .................          1.58%              2.66%         2.25%         2.75%          2.76%        2.88%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .................      $229,853           $161,000      $143,401      $124,107       $102,612      $95,812
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ................          1.00%(c)           1.00%         1.00%          .93%           .80%         .80%
   Expenses, before waivers and
     reimbursements ................          1.04%(c)           1.07%         1.07%         1.06%          1.10%        1.15%
   Net investment income (a) .......          3.11%(c)           2.63%         2.22%         2.69%          2.72%        2.84%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.


                                                                             |9|

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Municipal Trust - Connecticut Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |2| |8| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCTSR1200